NOTE 3 – ACCRUED EXPENSES (Tables)	6 Months Ended	9 Months Ended
	Mar. 31, 2021	Dec. 31, 2021
Payables and Accruals [Abstract]
NOTE 3 - ACCRUED EXPENSES - Schedule of Accrued Expenses
	March 31, 2021	September 30, 2020
Audit fees	$—	$10,000
Accounting	5,600	6,600
Legal fees and transfer agent	14,644	19,644
Total Accrued Expenses	$20,244	$36,244

	December 31, 2021	March 31, 2021
Audit fees	$17,687	$—
Accounting	5,600	5,600
Research and development	177,019	—
Legal fees and transfer agent	11,444	14,644
Total Accrued Expenses	$211,750	$20,244